Trade and other receivables (Tables)	6 Months Ended
Mar. 31, 2026
Trade and other receivables.
Schedule of trade and other receivables

	31 March	30 September
	2026	2025
	$’000	$’000
Current assets
Trade debtors	392	657
Other debtors	1,128	1,532
Prepayments and accrued income	1,782	852
Total	3,302	3,041